Loan Credit Agreement with Related Party (Details Narrative 2) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended		9 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended	9 Months Ended			0 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 06, 2013 Loan Credit Agreement [Member]	Feb. 13, 2014 Subsequent Event [Member]	Sep. 06, 2013 Delayed Draw [Member]	Sep. 30, 2013 Delayed Draw [Member]	Dec. 31, 2013 Delayed Draw [Member]	Dec. 31, 2013 Delayed Draw [Member] Due To Lender [Member]	Dec. 09, 2013 Delayed Draw [Member] Loan Credit Agreement [Member]	Dec. 31, 2013 Delayed Draw [Member] Loan Credit Agreement [Member]	Sep. 06, 2013 Delayed Draw [Member] Threshold For Loan Increase [Member]	Sep. 30, 2013 Delayed Draw [Member] Threshold For Loan Increase [Member]	Sep. 06, 2013 Delayed Draw [Member] Amount Available After Realizing Net Proceeds Of At Least 10 Million [Member]	Sep. 06, 2013 Delayed Draw [Member] Amount Available At Closing [Member]	Jan. 02, 2014 Delayed Draw [Member] Subsequent Event [Member]
Debt Instrument, Basis Spread on Variable Rate									6.50%
Debt Instrument, Interest Rate at Period End									6.75%
Line of Credit Facility, Maximum Borrowing Capacity							$ 30,000								$ 30,000	$ 15,000
Proceeds from Lines of Credit											5,000						6,000
Proceeds from Issuance or Sale of Equity						12,500							10,000	10,000
Line of Credit Facility, Expiration Period							4 years	4 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)							1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)							1.3875
Warrants and Rights Outstanding	288	288	292	0	292							232
Interest Expense, Debt									68	21
Amortization of Financing Costs	16	16	47						47
Deferred Finance Costs, Net	568	568							571
Payments for Fees									$ 338